Other current and non-current non-financial assets (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other non-financials asset [Abstract]
Opening balance	$ 26,189	$ 17,721	$ 23,008
Change in assets for exploration and evaluation of mineral resources
Additions	0	11,298	0
Short-term reclassifications	(1,311)	1,987	595
Increase (decrease) due to transfers and other charges	(6,224)	(4,817)	(5,882)
Total changes	(7,535)	8,468	(5,287)
Final balance	$ 18,654	$ 26,189	$ 17,721